Redeemable Convertible Preferred Stock	9 Months Ended
Sep. 30, 2013
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Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock
The following table summarizes the issuances of redeemable convertible preferred stock prior to the IPO:

Name	Original Issue Price per Share	Number of Shares Outstanding Prior to IPO	Conversion Price per Share
Series A	$0.20	93,966,024	$3.20
Series B	$0.44	40,641,227	$7.04
Series B-1	$0.53	5,660,378	$8.48
Series C	$0.69	74,156,709	$10.96

Series A, Series B, Series B-1 and Series C redeemable convertible preferred stock are collectively referred to as the “Preferred Stock” and individually as the “Series A,” “Series B,” “Series B-1” and “Series C”, respectively. Each of the prices per share above is referred to as the Original Issue Price, and excludes the cost of issuance.
The following table presents a summary of activity for the Preferred Stock for the nine months ended September 30, 2013 (in thousands):

	Redeemable Convertible Preferred Stock
	Series A	Series B	Series B-1	Series C	Total
Balance, December 31, 2012	$18,887	$18,000	$3,000	$50,608	$90,495
Cashless exercise of warrants	166	—	—	489	655
Conversion of Preferred Stock into common stock	(19,053)	(18,000)	(3,000)	(51,097)	(91,150)
Balance, September 30, 2013	$—	$—	$—	$—	$—

Upon closing of the Company’s IPO on May 29, 2013, all outstanding shares of Preferred Stock converted into an aggregate of 13,401,499 shares of common stock.